Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)		12 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
REVENUE, NET		$ 47,381,918	$ 18,543,243	$ 32,281,543
Cost of revenue		44,501,198	22,206,058	26,036,011
GROSS PROFIT (LOSS)		2,880,720	(3,662,815)	6,245,532
Selling and marketing expenses		262,328	4,646,875	380,723
General and administrative expenses		2,731,596	3,513,236	3,140,824
Allowance for expected credit loss		8,330,357	2,795,662	1,307,518
Impairment loss		5,200,000	1,109,194
Research and development expenses			8,694,836
Total operating expenses		16,524,281	20,759,803	4,829,065
(LOSS) INCOME FROM OPERATIONS		(13,643,561)	(24,422,618)	1,416,467
Other income (expenses):
Interest expenses, net		(237,403)	(216,558)	(235,327)
Gain on disposal of subsidiaries		1,242,400
Other income (expenses), net		130,868	56,044	377,979
Total other income (expenses), net		1,135,865	(160,514)	142,652
(LOSS) INCOME BEFORE INCOME TAX PROVISION		(12,507,696)	(24,583,132)	1,559,119
PROVISION FOR INCOME TAXES		124,419	674,564	871,231
NET (LOSS) INCOME		(12,632,115)	(25,257,696)	687,888
Less: net loss attributable to non-controlling interests		(224,988)	(927,281)	(100,070)
NET (LOSS) INCOME ATTRIBUTABLE TO POP CULTURE GROUP CO., LTD SHAREHOLDERS		(12,407,127)	(24,330,415)	787,958
Other comprehensive income (loss):
Foreign currency translation adjustment		(63,684)	(1,674,640)	(873,803)
COMPREHENSIVE LOSS		(12,695,799)	(26,932,336)	(185,915)
Less: comprehensive loss attributable to non-controlling interest		(227,930)	(888,030)	(100,070)
COMPREHENSIVE LOSS ATTRIBUTABLE TO POP CULTURE GROUP CO., LTD SHAREHOLDERS		$ (12,467,869)	$ (26,044,306)	$ (85,845)
Net (loss) income per share
Basic (in Dollars per share)		$ (4.32)	$ (10.1)	$ 0.4
Diluted (in Dollars per share)		$ (4.32)	$ (10.1)	$ 0.4
Weighted average shares used in calculating net income per share*
Basic (in Shares)	[1]	2,873,764	2,405,001	2,095,000
Diluted (in Shares)	[1]	2,873,764	2,405,001	2,095,000
Event hosting
REVENUE, NET		$ 4,094,200	$ 4,348,303	$ 14,711,787
Event planning and execution
REVENUE, NET		3,396,661	4,132,477	8,420,328
Brand promotion
REVENUE, NET		39,611,817	9,650,274	8,733,764
Other revenue
REVENUE, NET		$ 279,240	$ 412,189	$ 415,664

[1]	Retroactively restated to reflect 1-for-10 share consolidation effective on October 26, 2023